Cost of Sales and Services, Selling Expenses and Administrative Expenses - Disclosure Of Attribution Of Expenses By Nature To Their Function (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Medicines	S/ 1,143,359	S/ 1,022,220	S/ 622,923
Auxiliary services and clinical laboratory	88,989	70,904	37,346
Room service for inpatients	85,490	48,498	25,395
Surgery fees	205,414	188,816	142,065
Medical consultation fees	89,373	97,796	71,675
Insurance contracts	47,624	41,433	1,929
Personnel expenses	1,155,580	1,073,396	731,040
Services provided by third parties	506,358	471,737	375,443
Depreciation	142,873	159,019	107,036
Amortization	76,273	76,731	31,055
Other management charges	80,241	66,244	55,857
Tax expenses	25,397	22,275	17,467
Expenses, by nature	3,646,971	3,339,069	2,219,231
Cost of sales [member]
Disclosure of attribution of expenses by nature to their function [line items]
Medicines	1,143,359	1,022,220	622,923
Auxiliary services and clinical laboratory	88,989	70,904	37,346
Room service for inpatients	85,490	48,498	25,395
Surgery fees	205,414	188,816	142,065
Medical consultation fees	89,373	97,796	71,675
Insurance contracts	47,624	41,433	1,929
Personnel expenses	722,950	668,637	482,845
Services provided by third parties	141,723	147,185	79,189
Depreciation	116,907	134,879	92,538
Amortization	2,047	2,005	2,329
Other management charges	16,917	18,183	13,643
Tax expenses	26	5	27
Expenses, by nature	2,660,819	2,440,561	1,571,904
Selling expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Medicines	0	0	0
Auxiliary services and clinical laboratory	0	0	0
Room service for inpatients	0	0	0
Surgery fees	0	0	0
Medical consultation fees	0	0	0
Insurance contracts	0	0	0
Personnel expenses	68,332	70,181	60,166
Services provided by third parties	120,469	118,076	103,656
Depreciation	22	13	12
Amortization	0	0	0
Other management charges	8,566	5,622	5,924
Tax expenses	86	51	45
Expenses, by nature	197,475	193,943	169,803
Administrative expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Medicines	0	0	0
Auxiliary services and clinical laboratory	0	0	0
Room service for inpatients	0	0	0
Surgery fees	0	0	0
Medical consultation fees	0	0	0
Insurance contracts	0	0	0
Personnel expenses	364,298	334,578	188,029
Services provided by third parties	244,166	206,476	192,598
Depreciation	25,944	24,127	14,486
Amortization	74,226	74,726	28,726
Other management charges	54,758	42,439	36,290
Tax expenses	25,285	22,219	17,395
Expenses, by nature	S/ 788,677	S/ 704,565	S/ 477,524